Financial instruments per category	12 Months Ended
Dec. 31, 2021
Financial instruments per category
Financial instruments per category

15.Financial instruments per category

The following tables present the Company’s financial instruments per category

	As of December	As of December
	31, 2021	31, 2020
Current debt instruments at amortized cost
Trade receivables	$42,061	$33,482
Other receivables	4,094	2,856
Total current debt instruments at amortized cost	46,155	36,338
Non-current debt instruments at amortized cost
Other long-term receivables	422	133
Total non-current debt instruments at amortized cost	422	133
Total financial assets	$46,577	$36,471

15.1 Financial liabilities: Interest-bearing loans and borrowings

			As of December
	Interest Rate	Maturity	31, 2021
Current interest-bearing loans and borrowings
Lease Liabilities (Note 14)	6.25%-11%	2022	$2,952
Total current interest-bearing loans and borrowings			2,952
Non-current interest-bearing loans and borrowings
Lease Liabilities (Note 14)	6.25%-11%	2022-30	$5,427
Facilities			—
Total non-current interest-bearing loans and borrowings			5,427
Total interest-bearing loans and borrowings			$8,379

			As of December
	Interest Rate	Maturity	31, 2020
Current interest-bearing loans and borrowings
Lease Liabilities (Note 14)	6.25%-11%	2021	$2,146
Total current interest-bearing loans and borrowings			2,146
Non-current interest-bearing loans and borrowings
Lease Liabilities (Note 14)	6.25%-11%	2021-30	$2,290
Facilities	11%	2025	61,675
Total non-current interest-bearing loans and borrowings			63,965
Total interest-bearing loans and borrowings			$66,111

Loan from shareholder and other interest-bearing loan

The loan from shareholder and the other interest-bearing loan were converted to equity on May 25, 2020. These loans had been previously payable on demand as repayment timing was not specified in the loan agreement. Accrued interest was capitalized annually on the last calendar day of each year. The conversion was made without any premium or penalty.

Loan Facility

During the year ended December 31, 2019 we entered into a loan facility in the amount of $110 million with Bridgepoint Credit and DNB AB (Publ) as part of the financing of the Olink Acquisition (Facilities). Under the terms of the Facilities the Successor had access to a Capex/Acquisition Facility, a term Facility B, a Recap Facility and a Revolving Facility. The facilities had a leverage covenant towards the creditors that measures a rolling 12-month EBITDA in relation to net debt at the end of each quarter. The interest rate was equal to a bank reference rate, or the EURIBOR, STIBOR, or LIBOR plus a margin ranging from 3.0% to 6.25% dependent upon the facility and denomination of the borrowings and leverage. There was a commitment fee equal to 35% of the margin on any unused facility.

During the year ended December 31, 2020 we amended our debt structure under the existing loan facility with Bridgepoint Credit and DNB AB (Publ), increasing the total commitment under the facilities to $137.6 million . The effective date of the amended agreement was December 23, 2020.

A total of $63.5 million has been drawn down under the term Facility B, adjusted for transaction costs of $1.8 million. The loans were raised in USD and EUR to match revenue streams in USD and EUR. The interest will be capitalized annually to form part of the Facility B loans and will thereafter bear interest together with the rest of the loan. The remaining undrawn credit under the facilities is $74.1 million. Under the terms of the Facilities, the Successor has pledged the assets, including patents and other intellectual property, of its subsidiary, Olink Proteomics Inc. The book value of the pledged assets was $6,948 thousand as of December 31, 2020.

Facilities, we have pledged the assets, including patents and other intellectual property, of our subsidiary, Olink Proteomics Inc. The book value of the pledged assets was $6.9 million as of December 31, 2020.

On March 30, 2021, we repaid $65.6 million of outstanding loan facilities plus accrued interest of $1.9 million using the net proceeds from the offering. As of December 31, 2021, we had $118.1 million in cash at bank and no outstanding loan balances.

15.2Other financial liabilities

	As of	As of
	December 31,	December 31,
	2021	2020
Other financial liabilities at amortized cost
Advance invoiced customers	5,447	$7,367
Accounts payable	8,668	6,658
Total other current financial liabilities	$14,115	$14,025

15.3Fair values

To provide an indication about the reliability of the inputs used in determining fair value, the Company has classified its financial instruments into the three levels prescribed under the accounting standards.

Level 1: Quoted (unadjusted) market prices in active markets for identical assets or liabilities

Level 2: Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable

Level 3: Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

Set out below is a comparison, by class, of the carrying amounts and fair values of the Company’s financial instruments, other than those with carrying amounts that are reasonable approximations of fair values:

As of December 31, 2021
Carrying
	Amount	Level 1	Level 2	Level 3
Financial liabilities
Facilities	—	—	—	—

	As of December 31, 2020
	Carrying
	Amount	Level 1	Level 2	Level 3
Financial liabilities
Facilities	61,675	—	61,675	—

Management assessed that the fair values of cash at bank, accounts receivables, other receivables, accounts payable, and advance payments from customers approximate their carrying amounts largely due to the short-term maturities of these instruments.

15.4 Changes in Liabilities attributable to financing activities

The following tables show changes in liabilities attributable to financing activities for the Company respectively:

			Non-current
	Current		Interest
	Interest		bearing
	bearing		liabilities		Total
	liabilities		(excluding	Non-	liabilities
	(excluding	Current	Non-current	current	from
	current lease	lease	lease	lease	financing
	liabilities)	liabilities	liabilities)	liabilities	activities
Predecessor liabilities as of January 1, 2019	$0	$682	$0	$2,066	$2,748
Cash flows	—	(23)	—	—	(23)
Non cash-flow:
New leases	—	—	—	—	—
Foreign exchange adjustments	—	(18)	—	(52)	(70)
Other	—	28	—	(8)	20
Predecessor liabilities as of March 7, 2019	—	669	0	2,006	2,675
Cash flows	40,000	(749)	53,278	—	92,529
Non cash-flow:
New leases	—	700	—	1,812	2,512
Foreign exchange adjustments	—	10	(49)	8	(31)
Other	2,720	784	(1)	(776)	2,727
Successor liabilities as of December 31, 2019	$42,720	$1,414	$53,228	$3,050	$100,412
Cash flows	—	(1,490)	7,930	—	6,440
Non cash-flow:
New leases	—	637	—	474	1,111
Foreign exchange adjustments	—	153	143	196	492
Other	(42,720)	1,432	374	(1,430)	(42,344)
Successor Liabilities as of December 31, 2020	$—	$2,146	$61,675	$2,290	$66,111
Cash flows	—	(2,845)	(63,315)	—	(66,160)
Non cash-flow:
New leases	—	1,379	—	5,320	6,699
Foreign exchange adjustments	—	(133)	(58)	222	31
Other	—	2,405	1,698	(2,405)	1,698
Successor Liabilities as of December 31, 2021	$0	$2,952	$0	$5,427	$8,379